787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Health Sciences Trust

Investment Company Act File No. 811-21702

Ladies and Gentlemen:

On behalf of BlackRock Health Sciences Trust (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the SEC thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

The Fund has claimed a filing fee offset pursuant to Rule 457(p) under the 1933 Act with respect to this filing.

We wish to note that the Registration Statement contemplates on-going “at-the-market” offerings of the Fund’s common shares. All of the required disclosure is included in the prospectus; there is no Statement of Additional Information. The Fund has split the prospectus into two parts. Part I contains information that is specific to the Fund and expected to be the subject of periodic updating, and Part II contains information that is more generally applicable to the fund complex and expected to be the subject of less frequent updating. The prospectus identifies disclosure responses by Form N-2 item number.

We note that the Fund relies on exemptive relief (1940 Act Rel. Nos. 28690 (notice) & 28719 (order)) that permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Kiersten Zaza, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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